Debt - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	May 09, 2022	Jan. 25, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 08, 2021
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt			$ 0	$ (37,216)
Stock issued during period, shares, repayment of loan (in shares)		788,021
Value of reacquired shares			2,750	189,200
Reclassification to equity			124,805
Reacquired treasury stock		$ 170,900
Columbia Warrant
Debt Instrument [Line Items]
Reclassification to equity			$ 124,805
Cantor Loan
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued	26,050
VWAP threshold (in dollars per share)		$ 8.00
Debt instrument, converted instrument, additional shares issued		197,005
Columbia Loan
Debt Instrument [Line Items]
Loans payable					$ 40,100
Common Class A | Cantor Loan
Debt Instrument [Line Items]
Stock issued during period, shares, repayment of loan (in shares)		788,021
VWAP threshold (in dollars per share)		$ 10.00
Convertible Debt
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt				$ (37,216)
Convertible Debt | Common Class A
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued		17,980,954